Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories
Schedule of inventories

	At June 30,	At December 31,
(in thousands of $)	2024	2023
Raw materials and consumables	$250,891	$240,836
Inventories in process	37,158	47,074
Finished goods	38,411	22,640
Total inventories	$326,460	$310,550